Convertible Redeemable Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended								12 Months Ended
	Mar. 02, 2017	Feb. 08, 2017	Oct. 12, 2009	Oct. 08, 2008	Aug. 20, 2014	May 24, 2012	Feb. 14, 2011	Aug. 19, 2009	Jun. 26, 2009	Sep. 26, 2008	Mar. 17, 2008	Dec. 27, 2007	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2019
Convertible Redeemable Preferred Shares (Details) [Line Items]
Purchase price, per share (in Dollars per share)													$ 1.5		$ 1.80
Issuance costs													$ 91
Redemption, description													Convertible Redeemable Preferred Shares are redeemed at a price equal to 150% the original purchase price plus any unpaid declared dividends.
Converted to ordinary shares amount														$ 2,708
Series A Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares (in Shares)				5,000,000						12,000,000	3,100,000	19,800,000
Purchase price, per share (in Dollars per share)				$ 0.20						$ 0.20	$ 0.20	$ 0.20
Total cash consideration				$ 7,980						$ 7,980	$ 7,980	$ 7,980
Net cash proceeds													$ 7,889
Series B Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares (in Shares)			3,571,428					15,000,000	64,285,715
Purchase price, per share (in Dollars per share)			$ 0.21					$ 0.21	$ 0.21
Total cash consideration			$ 17,400					$ 17,400	$ 17,400
Net cash proceeds													14,242
Issuance costs													$ 158
Consideration, description													On June 26, 2009, August 19, 2009 and October 12, 2009, the Group issued 64,285,715,15,000,000 and 3,571,428 Series B convertible redeemable preferred shares (the “Series B Preferred Shares”), respectively, to certain external investors at a price of $0.21 per share for a total consideration of $17,400 (includes cash proceeds of $14,400 and $3,000 upon conversion of convertible notes).
Series C Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares (in Shares)						5,454,545	38,181,817
Purchase price, per share (in Dollars per share)						$ 0.275	$ 0.275
Total cash consideration						$ 12,000	$ 12,000
Net cash proceeds													$ 11,817
Issuance costs													183
Series D Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares (in Shares)					23,721,443
Purchase price, per share (in Dollars per share)					$ 0.33725
Total cash consideration					$ 8,000
Net cash proceeds													7,874
Issuance costs													$ 126
Dividends annual rate													6.00%
Percentage of original purchase price													100.00%
Series E Preferred Stock [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Convertible redeemable preferred shares (in Shares)	2,950,036	10,325,126
Purchase price, per share (in Dollars per share)	$ 0.678	$ 0.678
Dividends annual rate													6.00%
Percentage of original purchase price													100.00%
Original purchase price percentage													150.00%
Series E-1 Preferred Shares [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Net cash proceeds	$ 9,008	$ 9,008
Issuance costs	$ 312	$ 312
Convertible preferred stock shares (in Shares)	7,094,164	7,094,164
Warrants, exercise price (in Dollars per share)	$ 0.001	$ 0.001
Series E Preferred Stock One [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Original purchase price percentage													150.00%
Series E Preferred Stock Two [Member]
Convertible Redeemable Preferred Shares (Details) [Line Items]
Original purchase price percentage													150.00%